ISSUANCE OF ORDINARY SHARES (Details)			12 Months Ended
	Jan. 22, 2014 USD ($) shares	Sep. 25, 2013 USD ($) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares
ISSUANCE OF ORDINARY SHARES [Abstract]
Authorized capital | $					$ 10,000,000
Ordinary shares, shares authorized					500,000,000	500,000,000
Ordinary shares, par value | $ / shares					$ 0.00002	$ 0.00002
Issuance of shares	$ 126,300,000	$ 67,800,000	¥ 769,146,293	¥ 411,730,717
Ordinary shares, shares issued					125,473,930	124,292,030
Ordinary shares, shares outstanding					125,473,930	124,292,030
REFERRED SHARES [Line Items]
Issuance of shares (in shares)	15,000,000	17,480,000
American Depositary Shares [Member]
REFERRED SHARES [Line Items]
Issuance of shares (in shares)	3,750,000	4,370,000